Consolidated Statements of Operations and Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2024
Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Schedule of Revenues	Revenues
	2024	2023	2022
	(in €)
Revenues	165,789	63,089	—
Total	165,789	63,089	—

Schedule of Cost of sales	Cost of sales
	2024	2023	2022
	(in €)
Cost of sales	3,317,039	532,262	—
Total	3,317,039	532,262	—

Schedule of Sales and Marketing Expenses	The table below shows the composition of sales and marketing expenses.
	2024	2023	2022
	(in €)
Third-party expenses	2,010,120	1,021,082	—
Marketing expenses	1,573,628	830,076	—
Employee benefits expenses	1,806,151	1,040,587	—
of which equity-settled share-based payment expense	191,111	67,462
Legal and consulting fees	910,146	1,054,971	—
Other expenses	456,550	54,583	—
Total sales and marketing expenses	6,756,595	4,001,299	—

Schedule of Research and Development Expenses	The table below shows the composition of research and development expenses.
	2024	2023	2022
	(in €)
Third-party services	23,113,874	31,802,983	28,543,503
of which clinical material and related manufacturing services	4,619,437	18,109,345	16,194,152
of which clinical, pre-clinical studies	18,494,437	13,693,638	12,349,351
Employee benefits expenses	8,390,010	6,776,853	6,957,866
of which equity-settled share-based payment expense	1,873,958	1,500,670	2,456,571
Legal and consulting fees	1,362,029	1,758,283	1,690,448
Other expenses	2,497,983	686,012	334,273
Total	35,363,897	41,024,131	37,526,090

Schedule of General and Administrative Expenses	The table below shows the composition of general and administrative expenses.
	2024	2023	2022
	(in €)
Employee benefits expenses	6,339,421	5,392,905	7,125,798
of which equity-settled share-based payment expense	2,000,739	1,846,356	3,587,785
Legal and consulting fees	2,851,390	3,239,809	3,104,624
Insurance expenses	1,570,343	1,934,880	2,330,624
Depreciation & amortization expense	455,497	507,905	526,325
Compensation expense for non-executive directors	321,500	305,984	248,724
Other expenses	1,486,290	1,247,273	1,533,469
Total	13,024,441	12,628,756	14,869,564

Schedule of Other Income
	2024	2023	2022
	(in €)
Other income from government grants and research allowances	5,081,772	13,155,250	20,097,496
Further other income	205,844	64,453	61,672
Total	5,287,616	13,219,704	20,159,169

Schedule of Employee Benefits Expenses

The following table shows the items of employee benefits expenses:

	2024	2023	2022
	(in €)
Wages and salaries	10,416,490	8,192,143	6,863,423
Social security contributions (employer’s share)	1,282,973	944,712	672,534
Equity-settled share-based payment expenses (see Note C.10. Share-based payments)	4,065,807	3,414,488	6,044,356
Other	770,311	659,002	503,351
Total	16,535,582	13,210,345	14,083,664

Schedule of Net Financial Result	Net financial result
	2024	2023	2022
	(in €)
Interest income	3,196,813	3,804,827	608,679
Interest expenses	(885)	(16,538)	(23,303)
Interest on lease liabilities	(19,770)	(19,090)	(21,947)
Financial result	3,176,159	3,769,199	563,429

Foreign exchange income	6,876,161	5,529,389	6,924,697
Foreign exchange expense	(3,205,926)	(7,371,261)	(4,482,399)
Foreign exchange result	3,670,235	(1,841,872)	2,442,298

Other financial result	103,285	313,240	(252,471)
Net financial result	6,949,680	2,240,566	2,753,256

Schedule of Options for Ordinary Shares	Those InflaRx GmbH options were converted into options for ordinary shares of InflaRx N.V. in November 2017:
	2024 Options	2024 WAEP*	2023 Options	2023 WAEP*
Outstanding at January 1	148,433	€0.01	148,433	€0.01
Exercised during the year	—	—	—	—
Outstanding at December 31	148,433	€0.01	148,433	€0.01
Exercisable at December 31	148,433	€0.01	148,433	€0.01

*	Weighted average share price (WAEP)

Schedule of Weighted Average

Other significant inputs into the model are as follows (weighted average):

Share options granted	Options	Fair value per share option	FX rate as of grant date	Fair value per share option	Share price at grant date/ Exercise price	Expected volatility	Expected life (midpoint based)	Risk-free rate (interpolated, U.S. sovereign strips curve)
2022
January 12	1,516,666	$3.66	0.8795	€3.22	$4.13	1.35	5.31	1.57%
January 12	45,000	$3.68	0.8795	€3.24	$4.13	1.35	5.50	1.59%
Repricing, April 13	—	$1.20-$1.63	0.9237	€1.11-€1.50	$1.86	1.35	1.83-4.94	2.6%
November 21	405,000	$2.04	0.9760	€1.99	$2.44	1.35	4.0	4.15%
	1,966,666
Share options granted	Options	Fair value per share option	FX rate as of grant date	Fair value per share option	Share price at grant date/ Exercise price	Expected volatility	Expected life (midpoint based)	Risk-free rate (interpolated, U.S. sovereign strips curve)
2023
January 24	1,454,250	$2.11	0.9008	€1.90	$2.37	1.35	5.30	3.571%
January 24	52,500	$2.13	0.9008	€1.92	$2.37	1.35	5.50	3.565%
May 31	60,500	$3.61	0.9361	€3.38	$4.19	1.35	4.50	3.820%
July 7	57,000	$3.59	0.9184	€3.30	$3.89	1.46	5.50	4.320%
July 7	100,000	$3.64	0.9184	€3.34	$3.89	1.46	6.10	4.286%
July 19	4,000	$3.55	0.8911	€3.16	$3.99	1.46	5.50	4.320%
September 18	7,500	$3.15	0.9378	€2.95	$3.54	1.46	5.50	4.320%
	1,735,750
Share options granted	Number	Fair value per share option	FX rate as of grant date	Fair value per share option	Share price at grant date/ Exercise price	Expected volatility	Expected life (midpoint based)	Risk-free rate (interpolated, U.S. sovereign strips curve)
2024
January 05	2,245,000	$1.65	0.9160	€1.51	$1.79	1.47	5.30-5.50	4.023-4.025%
February 21	30,000	$1.40	0.9250	€1.30	$1.51	1.47	5.50	4.308%
October 30	57,500	$1.44	0.9246	€1.33	$1.57	1.43	5.50	4.155%
	2,332,500

2016 Plan [Member]
Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Schedule of Weighted Average	Those InflaRx GmbH options were converted into options for ordinary shares of the Company in November 2017:
	2024 Options	2024 WAEP*	2023 Options	2023 WAEP*
Outstanding at January 1	888,632	$1.86/€1.68	888,632	$1.86/€1.74
Exercised during the year	—		—
Outstanding at December 31	888,632	$1.86/€1.79	888,632	$1.86/€1.68
Exercisable at December 31	888,632	$1.86/€1.79	888,632	$1.86/€1.68

*	Conversion rates used for one €: December 31,2024 $0.9626, average rate 2024 $0.9242, December 31,2023 $0.9050, average rate 2023 $0.9246

2017 Plan [Member]
Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Schedule of Options for Ordinary Shares
	2024 Options	2024 WAEP*	2023 Options	2023 WAEP*
Outstanding at January 1	6,584,946	$2.12/€1.92	4,985,523	$1.97 /€1.84
Granted during the year	2,332,500	$1.78/€1.65	1,735,750	$2.58/€2.39
Forfeited during the year	(12,000)	$3.02/€2.79	(31,000)	$2.70/€2.50
Exercised during the year	—	0	(105,327)	$2.16/€2.00
Outstanding at December 31	8,905,446	$2.03/€1.95	6,584,946	$2.12/€1.92
Exercisable at December 31	8,129,196	$2.03/€1.96	5,577,384	$2.01/€1.82

*	Conversion rates used for one €: December 31,2024 $0.9626, average rate 2024 $0.9242, December 31,2023 $0.9050, average rate 2023 $0.9246